INTANGIBLE ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets
Carrying Amount	$ 466	$ 452
Accumulated Amortization	396	359
Net	70	93
Amortization expense	23	30	30
Estimated future amortization expense
2013	21
2014	13
2015	5
2016	5
2017	4
Patents, trademarks and technology
Intangible Assets
Carrying Amount	355	363
Accumulated Amortization	318	307
Net	37	56
Licenses and other agreements
Intangible Assets
Carrying Amount	41	39
Accumulated Amortization	16	14
Net	25	25
Non-compete agreements
Intangible Assets
Carrying Amount	2	2
Accumulated Amortization	2	2
Other intangibles
Intangible Assets
Carrying Amount	68	48
Accumulated Amortization	60	36
Net	$ 8	$ 12